Income from operations - Sales and costs by nature (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income from operations [Abstract]
Sales	€ 17,834	€ 18,021	€ 18,169
Costs of materials used	(4,120)	(4,213)	(4,626)
Employee benefit expenses	(6,681)	(6,641)	(6,903)
Depreciation and amortisation	(1,125)	(1,390)	(1,261)
Shipping and handling	(585)	(623)	(668)
Advertising and promotion	(794)	(791)	(700)
Lease expenses	(43)	(54)	(51)
Other operational costs	(3,097)	(3,351)	(3,535)
Other business income (expenses)	36	(429)	(540)
Income from operations	€ 1,424	€ 529	€ (115)